Schedule of Investments (unaudited) April 30, 2023	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 2.7%
Kingspan Group PLC	977	$67,706
Owens Corning	451	48,171

		115,877

Capital Markets — 1.0%
Agronomics Ltd.(a)	315,629	44,625

Chemicals — 15.0%
Albemarle Corp.	99	18,360
DSM-Firmenich AG(a)	625	81,789
Ecolab Inc.	662	111,110
FMC Corp.	1,007	124,445
LG Chem Ltd.	65	36,106
Nutrien Ltd.(b)	1,704	118,258
Robertet SA	85	81,392
Symrise AG	658	79,501

		650,961

Commercial Services & Supplies — 5.8%
Cleanaway Waste Management Ltd.	76,050	122,476
Republic Services Inc.	560	80,987
Waste Management Inc.	280	46,494

		249,957

Construction & Engineering — 1.1%
Quanta Services Inc.(b)	274	46,481

Containers & Packaging — 5.1%
Crown Holdings Inc.	879	75,401
SIG Group AG	3,386	90,628
Smurfit Kappa Group PLC	1,490	55,203

		221,232

Electric Utilities — 5.8%
Enel SpA	19,862	135,700
NextEra Energy Inc	548	41,993
Orsted AS(c)	839	75,300

		252,993

Electrical Equipment — 3.4%
Schneider Electric SE	402	70,106
Vestas Wind Systems A/S(a)	2,708	74,932

		145,038

Electronic Equipment, Instruments & Components — 5.6%
Keyence Corp.	200	90,191
Rogers Corp.(a)	258	41,525
Samsung SDI Co. Ltd.	217	112,617

		244,333

Food Products — 11.1%
Archer-Daniels-Midland Co.	766	59,809
Bunge Ltd.	1,232	115,315
Darling Ingredients Inc.(a)	532	31,691
Kerry Group PLC, Class A	995	104,798
Maple Leaf Foods Inc.	2,345	48,048
Salmar ASA	2,020	89,746
SunOpta Inc.(a)	3,850	32,725

		482,132

Independent Power and Renewable Electricity Producers — 5.0%
EDP Renovaveis SA	8,750	194,492
Orron Energy AB	19,020	22,193

		216,685

Security	Shares	Value

Machinery — 14.7%
Ag Growth International Inc.	2,564	$112,166
AGCO Corp.	547	67,795
Deere & Co.	374	141,380
Evoqua Water Technologies Corp.(a)	2,769	136,927
Ingersoll Rand Inc.	1,175	66,999
John Bean Technologies Corp.	409	44,462
Kurita Water Industries Ltd.	1,000	41,909
Marel HF(c)	5,648	24,583

		636,221

Metals & Mining — 1.0%
Sims Ltd.	4,074	42,695

Paper & Forest Products — 1.8%
UPM-Kymmene OYJ	2,380	75,899

Professional Services — 2.0%
Bureau Veritas SA	2,976	85,813

Ground Transportation — 0.7%
Union Pacific Corp.	163	31,899

Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices Inc.	249	44,790
Canadian Solar Inc.(a)(b)	1,954	73,119
First Solar Inc.(a)	471	85,995
Infineon Technologies AG	1,223	44,538
STMicroelectronics NV	927	39,654

		288,096

Software — 4.1%
Ansys Inc.(a)	253	79,422
Dassault Systemes SE	2,373	96,333

		175,755

Total Common Stocks — 92.6% (Cost: $4,024,116)		4,006,692

Warrants

Capital Markets — 0.0%
Agronomics Ltd., (Expires 12/08/23)(a)	329,052	17

Total Warrants — 0.0% (Cost: $—)		17

Total Long-Term Investments — 92.6% (Cost: $4,024,116)		4,006,709

Short-Term Securities

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	190,823	190,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	310,000	310,000

Total Short-Term Securities — 11.6% (Cost: $500,884)		500,880

Total Investments — 104.2% (Cost: $4,525,000)		4,507,589

Liabilities in Excess of Other Assets — (4.2)%		(182,647)

Net Assets — 100.0%		$4,324,942

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Climate and Sustainable Economy ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$127,650	$ 63,148	(a)	$—	$86	$(4)	$190,880	190,823	$301	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	0	(a)	—	—	—	310,000	310,000	6,740		—

					$86	$(4)	$500,880		$7,041		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,158,156	$1,848,536	$—	$4,006,692
Warrants	—	17	—	17
Short-Term Securities
Money Market Funds	500,880	—	—	500,880

	$2,659,036	$1,848,553	$—	$4,507,589

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